Mortgage-Backed Securities - By Type (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Schedule of Trading Securities and Other Trading Assets [Line Items]
Fair Value	$ 351,222,512	$ 115,379,574
Total Pass Through Certificates [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Fair Value	326,975,000	109,605,000
Total Strucutured Certificates [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Fair Value	24,248,000	5,775,000
Hybrid Adjustable Rate Mortgages [Member] | Total Pass Through Certificates [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Fair Value	76,118,000	59,485,000
Adjustable-rate Mortgages [Member] | Total Pass Through Certificates [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Fair Value	5,334,000	6,531,000
Fixed-rate Mortgages [Member] | Total Pass Through Certificates [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Fair Value	245,523,000	43,589,000
Interest Only Securities [Member] | Total Strucutured Certificates [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Fair Value	19,206,000	2,884,000
Inverse Interest Only Securities [Member] | Total Strucutured Certificates [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Fair Value	$ 5,042,000	$ 2,891,000